Noncurrent Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Schedule of Noncurrent Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Environmental (Note 15)	78	71
Insurance	58	64
Deferred revenue	36	40
Deferred proceeds(1)	909	892
Asset retirement obligations	26	42
Derivatives (Note 21)	8	13
Income taxes payable	2	2
Other	35	29
Total	1,152	1,153
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(1)
Primarily relates to proceeds received from the Frankfurt, Germany Airport as part of a settlement for the Company to cease operations and sell its Kelsterbach, Germany manufacturing site, included in the Advanced Engineered Materials segment (Note 27). Such proceeds will be deferred until the transfer of title to the Frankfurt, Germany Airport.

Schedule of Changes in Asset Retirement Obligations
Changes in asset retirement obligations are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Balance at beginning of year	64	77	67
Additions(1)	3	—	—
Accretion	3	3	3
Payments	(12)	(10)	(15)
Revisions to cash flow estimates(2)	5	(5)	23
Exchange rate changes	1	(1)	(1)
Balance at end of year	64	64	77
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(1)	Primarily relates to sites which management no longer considers to have an indeterminate life.

(2)	Primarily relates to revisions to the estimated cost of future plant closures.